Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash flows from operating activities:
Net loss	$ (57,982)	$ (42,823)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	1,645	1,478
Stock-based compensation expense	3,491	1,121
Loss on disposal of fixed assets	0	9
Loss on issuance of SAFEs	0	255
Non-cash lease expense	434	1,118
Change in fair value of SAFE liabilities	3,610	(1,255)
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(3,194)	(1,019)
Other non-current assets	544	(5)
Accounts payable	(1,421)	(165)
Accrued expenses and other current liabilities	(5,642)	1,611
Operating lease liabilities	(565)	(950)
Other non-current liabilities		(56)
Net cash used in operating activities	(59,080)	(40,681)
Cash flows from investing activities:
Purchase of property, equipment and improvements	(156)	(279)
Net cash used in investing activities	(156)	(279)
Cash flows from financing activities:
Proceeds from the issuance of SAFEs	0	34,125
Proceeds from the Subscription Agreement, net of offering costs of $2,000	94,600	0
Cash acquired in connection with the Merger, net of transaction costs of $9,300	75,965	0
Proceeds from exercise of common stock options	1,624	121
Repayment of finance lease obligations	(475)	(499)
Net cash provided by financing activities	171,714	33,747
Effect of exchange rate changes on cash and cash equivalents	(8)	16
Net increase (decrease) in cash and cash equivalents and restricted cash	112,470	(7,197)
Cash and cash equivalents and restricted cash as of beginning of period	29,356	36,553
Cash and cash equivalents and restricted cash as of end of period	141,826	29,356
Components of cash, cash equivalents and restricted cash:
Cash and cash equivalents	141,239	28,769
Restricted cash	587	587
Total cash, cash equivalents and restricted cash	141,826	29,356
Supplemental disclosure of non-cash financing activities:
Conversion of SAFEs to Common Stock	34,125	0
Conversion of Convertible Preferred Stock to Common Stock	80,627	0
Purchase of equipment through finance leases	0	234
Merger transaction costs included in accounts payable and accrued expenses	0	669
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 107	$ 152